Share-based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Millions				1 Months Ended				3 Months Ended	6 Months Ended
	Mar. 05, 2019	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($) $ / shares shares	Jan. 31, 2019 shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividends distributed | $										$ 0
Share-based compensation expense								¥ 1.4
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price | $ / shares							$ 0.0001
Shares option granted | shares				15,937,500			15,937,500
Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period							24 months
Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period							34 months
Sister Company
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense									¥ 18.5		¥ 1.1
Founders | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held | shares			15,937,500
Share price | $ / shares			$ 0.0001
Shares option granted | shares							15,937,500
Shares option granted, fair value		¥ 864.7	$ 128,100,000
Share-based compensation expense		¥ 215.0	$ 33,100,000		¥ 649.7	$ 95,000,000
Founders | Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period		24 months	24 months
Founders | Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period		34 months	34 months
Share Option Plan | Companies under Common Control of Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividends distributed									0.0		6.8
Share Option Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense									¥ 117.1		¥ 25.4
Equity Incentive Plan | Class A Ordinary Shares And Class B Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increased in aggregate number of ordinary shares reserved for future issuances as percentage of ordinary shares outstanding	3.50%